Income Taxes	12 Months Ended
Mar. 31, 2019
Disclosure Of Income Taxes [Abstract]
Income Taxes

24.	INCOME TAXES

Details of income tax from continuing operations are as follows:

	March 31,	March 31,
	2019	2018

Current income tax expense	$(2,439)	$-
Deferred income tax expense	(9,879)	(1,593)

Total	$(12,318)	$(1,593)

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial tax rates to loss before income taxes, shown as follows:

	March 31,	March 31,
	2019	2018

Loss before income taxes	$(657,776)	$(52,541)
Expected tax rate	26.5%	26.5%

Expected tax benefit resulting from loss	$174,311	$13,923
Non-deductible expenses	(99,192)	(19,310)
Increase in unrecognized temporary differences	(81,616)	(5,506)
Rate differential	(4,060)	-
Non-taxable portion of capital gains and losses	-	9,421
Other	(1,761)	(121)

Income tax expense	$(12,318)	$(1,593)

Deferred income taxes reflect the impact of loss carry forwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws.

The effect of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax liability, which has been recognized during the year ended March 31, 2019 are as follows:

		Recognized			Business
		in Net			combinations
	March 31,	income	Recognized	Recognized	and assets	March 31,
	2018	(loss)	in equity	in OCI	held for sale	2019

Deferred tax asset
Loss carryforwards	$35,157	$(8,092)	$-	$-	$15,802	$42,867
Other	5,340	9,024	2,210	-	(12,918)	3,656

	40,497	932	2,210	-	2,884	46,523

Deferred tax liability
Property, plant and equipment	1,071	(11,384)	-	-	(563)	(10,876)
Intangibles	(25,428)	4,359	-	-	(57,094)	(78,163)
Biological assets	(29,780)	(10,070)	-	-	-	(39,850)
Investments	(21,866)	11,252	-	1,092	(1,145)	(10,667)
Other long-term liabilities	2,783	(2,783)	-	-	-	-
Other	(813)	(2,185)	-	-	-	(2,998)

	(74,033)	(10,811)	-	1,092	(58,802)	(142,554)

Net deferred taxes	$(33,536)	$(9,879)	$2,210	$1,092	$(55,918)	$(96,031)

The effect of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax liability, which has been recognized during the year ended March 31, 2018 are as follows:

		Recognized				Business
		in Net			Disposal of	combinations
	March 31,	income	Recognized	Recognized	consolidated	and assets	March 31,
	2017	(loss)	in equity	in OCI	entity	held for sale	2018

Deferred tax asset
Loss carryforwards	$30,494	$5,677	$-	$-	$(1,014)	$-	$35,157
Other	829	-	4,511	-	-	-	5,340

	31,323	5,677	4,511	-	(1,014)	-	40,497

Deferred tax liability
Property, plant and equipment	(1,126)	3,577	-	-	(263)	(1,117)	1,071
Intangibles	(42,703)	10,310	-	-	6,965	-	(25,428)
Biological assets	(20,615)	(9,460)	-	-	295	-	(29,780)
Investments	(3,184)	(13,558)	-	(5,124)	-	-	(21,866)
Other long-term liabilities	-	2,783	-	-	-	-	2,783
Other	381	(922)	-	-	(284)	12	(813)

	(67,247)	(7,270)	-	(5,124)	6,713	(1,105)	(74,033)

Net deferred taxes	$(35,924)	$(1,593)	$4,511	$(5,124)	$5,699	$(1,105)	$(33,536)

The unrecognized temporary differences of the Company are comprised of:

	March 31,	March 31,
	2019	2018

Losses carried forward	$376,390	$30,041
Share issue costs	24,750	-
Other	51,945	-

Total	$453,085	$30,041

The Company has the following non-capital losses available to reduce future years' taxable income which expires as follows:

2029	$27,490
2030	40
2031	52
2032	42
2033	574
2034	4,269
2035	17,686
2036	45,484
2037	33,318
2038	108,910
2039	290,595
Indefinite	46,674

Total	$575,134

As at March 31, 2019, the Company had temporary differences of $202.4 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future. The Company also had at March 31, 2019, deductible temporary differences of $400.2 million arising from investments in subsidiaries for which no deferred tax assets have been recognized as it is not probable that the temporary differences will reverse in the foreseeable future.